Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The corporate reorganization, as described above, is considered a transaction between entities under common control. As a result, the financial statements for periods prior to the IPO and the corporate reorganization are the financial statements of trivago GmbH as the predecessor to the Company for accounting and reporting purposes. Upon the merger of trivago GmbH with and into trivago N.V., the merger date, no further noncontrolling interest exists between trivago GmbH and trivago N.V. Unless otherwise specified, “the Company” refers to trivago N.V., and trivago GmbH and its respective subsidiaries throughout the remainder of these notes.
These consolidated financial statements reflect Expedia’s basis of accounting due to the change in control in 2013 when Expedia acquired a controlling ownership in trivago, as we elected the option to apply pushdown accounting in the period in which the change in control event occurred.
Expedia incurs certain costs on behalf of trivago. The consolidated financial statements reflect the allocation of certain of Expedia’s corporate expenses to trivago (see Note 17 - Related party transactions for further information). We recorded all corporate allocation charges from Expedia within our consolidated statement of operations and as a contribution from Parent within the consolidated statement of changes in equity. Our management believes that the assumptions underlying the consolidated financial statements are reasonable. However, this financial information does not necessarily reflect the future financial position, results of operations and cash flows of trivago, nor does it reflect what the historical financial position, results of operations and cash flows of trivago would have been had we been a stand-alone company during the periods presented.

Consolidation
Consolidation
Our consolidated financial statements include the accounts of trivago and entities we control. All significant intercompany balances and transactions have been eliminated in consolidation. When control is lost, these entities will be deconsolidated from our future results of operations effectively immediately on the date of losing control. Further, for any entities whereby we may have a financial interest in but do not have control, we account for these entities as an equity investment.
We record noncontrolling interest in our consolidated financial statements to recognize the minority ownership interest in our consolidated subsidiaries. Noncontrolling interest in the earnings and losses of consolidated subsidiaries represent the share of net income or loss allocated to members or partners in our consolidated entities, which includes the noncontrolling interest share of net income or loss from our redeemable noncontrolling interest entities and our noncontrolling interest in trivago GmbH; up and until the merger of trivago GmbH with and into trivago N.V. on September 7, 2017.
As discussed in Note 1, as a result of the corporate reorganization, trivago N.V. consolidates trivago GmbH and trivago GmbH is considered to be the predecessor to trivago N.V. for accounting and reporting purposes. As a result of the merger of trivago GmbH with and into trivago N.V. during 2017, as of December 31, 2017 there no longer remains a minority interest related to trivago GmbH classified as noncontrolling interest as a component of stockholders’ equity in our consolidated financial statements.
As of December 31, 2017 all subsidiaries of the Company are wholly-owned. In 2016 and throughout 2017 until the deconsolidation of myhotelshop, noncontrolling interests with shares redeemable at the option of the minority holders in myhotelshop and base7 have been included in redeemable noncontrolling interests. We classify the redeemable noncontrolling interest as a mezzanine equity below non-current liabilities in our consolidated financial statements. See Note 12 - Redeemable noncontrolling interests for further discussion.

Accounting estimates
Accounting estimates
We use estimates and assumptions in the preparation of our consolidated financial statements in accordance with accounting principles generally accepted in the United States (“GAAP”). Our estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of our consolidated financial statements. These estimates and assumptions also affect the reported amount of net income or loss during any period. Our actual financial results could differ significantly from these estimates. The significant estimates underlying our consolidated financial statements include revenue recognition, intangible assets and goodwill, redeemable noncontrolling interest, acquisition purchase price allocations, and share-based compensation.

Revenue recognition
Seasonality
We experience seasonal fluctuations in the demand for our services as a result of seasonal patterns in travel. For example, hotel searches and consequently our revenue are generally the highest in the first three quarters as travelers plan and book their spring, summer and winter holiday travel. Our revenue typically decreases in the fourth quarter. We generally expect to experience higher return on advertising spend in the first and fourth quarter of the year as we typically expect to advertise less in the periods outside of high travel seasons, although the expected increase in return on advertising spend was less pronounced in the fourth quarter of 2017. Seasonal fluctuations affecting our revenue also affect the timing of our cash flows. We typically invoice once per month, with customary payment terms. Therefore, our cash flow varies seasonally with a slight delay to our revenue, and is significantly affected by the timing of our advertising spending. The continued growth of our offerings in countries and areas where seasonal travel patterns vary from those described above may influence the typical trend of our seasonal patterns in the future.
Revenue recognition
We recognize revenue from services rendered when it is earned and realizable based on the following criteria: persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable, and collectability is reasonably assured.
Revenue is generated each time a visitor to one of our websites or apps clicks on a hotel room offer in our search results and is referred to one of our advertisers. Advertisers pay on a per referral basis, with the aforementioned visitor click-through being considered a single referral. Given the nature of the industry, it is not unusual for referrals to be generated from automated scripts designed to browse and collect data on our websites. However, review processes are in place to identify anomalies to ensure revenue recognition is appropriate. Pricing is determined through a competitive bidding process whereby advertisers bid on their placement priority for a specific room offer within each room listing. Bids can be placed as often as daily, and changes in bids are applied on a prospective basis on the following day. Additionally, a portion of our revenue is generated through subscription-based services earned through trivago Hotel Manager Pro applications. This revenue is recognized ratably over the subscription period and deferred revenue is recorded on the balance sheet for amounts invoiced in advance of revenue recognition.

Cost of revenue
Cost of revenue
Cost of revenue consists of expenses that are directly or closely correlated to revenue generation, including data center costs, salaries and share-based compensation for our data center operations staff and our customer service team who are directly involved in revenue generation.

Restricted cash
Restricted cash
Restricted cash primarily consists of funds held as guarantees in connection with corporate leases and funds held in escrow accounts in the event of default on corporate credit card statements. The carrying value of restricted cash approximates its fair value. As of December 31, 2016 and December 31, 2017, restricted cash was €0.9 million and €2.7 million, respectively. From the total balance as of December 31, 2017, €2.6 million is presented as other long-term assets based on the expected dates the restricted cash will be refunded or made available to the Company.

Accounts receivable
Accounts receivable
Accounts receivable are generally due within 30 days and are recorded net of an allowance for doubtful accounts. We determine our allowance by considering a number of factors, including the length of time trade accounts receivable are past due, previous loss history, a specific customer’s ability to pay its obligations to us, and the condition of the general economy and industry as a whole.

Property and equipment, net including software and website capitalization
Property and equipment, net including software and website capitalization
We record property and equipment at cost, net of accumulated depreciation and amortization. We compute depreciation using the straight-line method over the estimated useful lives of the assets, which is generally three to five years for computer equipment, capitalized software development and furniture and other equipment. We amortize leasehold improvement using the straight-line method, over the shorter of the estimated useful life of the improvement or the remaining term of the lease, the majority of which will be fully amortized through 2018.
Certain direct development costs associated with website and internal-use software are capitalized during the application development stage. Capitalized costs include external direct costs of services and payroll costs (including share-based compensation). The payroll costs are for employees devoting time to the software development projects principally related to website and mobile app development, including support systems, software coding, designing system interfaces and installation and testing of the software. These costs are recorded as property and equipment and are generally amortized over a period of three years beginning when the asset is ready for use. Costs incurred for enhancements that are expected to result in additional features or functionality are capitalized and amortized over the estimated useful life of the enhancements, which is generally a period of three years. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.
Certain acquired software licenses and implementation costs are capitalized during the implementation stage. Capitalized costs include the license fee, external direct costs of services provided in regards to the implementation and customization of the software, and internal payroll costs for employees involved with the implementation process. These costs are recorded as property and equipment and are amortized over the license term when the asset is ready for use. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.

Leases
Leases
We lease office space in several countries under non-cancelable lease agreements. We generally lease our office facilities under operating lease agreements. We recognize rent expense on a straight-line basis over the lease period. Any lease incentives are recognized as reductions of rental expense on a straight-line basis over the term of the lease. The lease term begins on the date we become legally obligated for the rent payments or when we take possession of the office space, whichever is earlier.
We establish assets and liabilities for the estimated construction costs incurred under lease arrangements where we are considered the owner for accounting purposes only, or build-to-suit leases, to the extent that we are involved in the construction of structural improvements or take construction risk prior to commencement of a lease.
In July 2015, we entered into a lease for new corporate headquarters in Düsseldorf, Germany which is under construction and will have 26,107 square meters of office space. As a result of our involvement in the construction project and our responsibility for paying a portion of the costs of normal finish work and structural elements of the premises, the Company was deemed to be the owner of the premises for accounting purposes during the construction period pursuant to build-to-suit lease accounting guidance under ASC 840. Therefore, the Company recorded project construction costs during the construction period incurred by the landlord as a construction-in-progress asset and a related construction financing obligation on our consolidated balance sheets. The amounts that the Company has paid or incurred for normal tenant improvements and structural improvements had also been recorded as part of the construction-in-progress asset.
We have a lease that includes both building and land. We have bifurcated our lease payments pursuant to the premises into: a portion that is allocated to the building (a reduction to the financing obligation); and a portion that is allocated to the land on which the building was constructed. The portion of the lease obligations allocated to the land is treated as an operating lease that commenced in July 2015.

Business combinations
Business combinations
We assign the value of the consideration transferred to acquire a business to the tangible assets and identifiable intangible assets acquired and liabilities assumed on the basis of their fair values at the date of acquisition. Any excess purchase price over the fair value of the net tangible and intangible assets acquired is allocated to goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Critical estimates in valuing certain intangible assets include but are not limited to future expected cash flows from customer relationships and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.

Recoverability of goodwill and indefinite-lived intangible assets
Recoverability of goodwill and indefinite-lived intangible assets
Goodwill is assigned to our three reporting units, which correspond to our three operating segments, on the basis of their relative fair values as of the date of change in reporting units. We assess goodwill and indefinite-lived assets, neither of which are amortized, for impairment annually in the fourth quarter of the year, or more frequently, if events and circumstances indicate that an impairment may have occurred. In the evaluation of goodwill for impairment, we typically first perform a qualitative assessment to determine whether it is more likely than not that the fair value of each reporting unit is less than its carrying amount, followed by performing a quantitative assessment by comparing the fair value of the reporting unit to the carrying value, if necessary. Effective October 1, 2017, we prospectively adopted accounting guidance that simplified our goodwill impairment testing by eliminating the requirement to calculate the implied fair value of goodwill (formerly "Step 2") in the event an impairment is identified. Instead, an impairment charge is recorded based on the excess of the reporting unit's carrying amount over its fair value.
We generally base the measurement of fair value of our three reporting units on a blended analysis of the present value of future discounted cash flows and market valuation approach. The discounted cash flows model indicates the fair value of the reporting unit based on the present value of the cash flows that we expect the reporting unit to generate in the future. Our significant estimates in the discounted cash flows model include our weighted average cost of capital, long-term rate of growth and profitability of our business. The market valuation approach indicates the fair value of the business based on a comparison of the reporting unit to comparable publicly traded firms in similar lines of business. Our significant estimates in the market approach model include identifying similar companies with comparable business factors, such as size, growth, profitability, risk and return on investment and assessing comparable revenue and operating income multiples in estimating the fair value of the reporting unit.
We believe the weighted use of discounted cash flows and market approach is the best method for determining the fair value of our reporting units because these are the most common valuation methodologies used within the travel and Internet industries; and the blended use of both models compensates for the inherent risks associated with either model if used on a stand-alone basis.
In addition to measuring the fair value of our reporting units as described above, we consider the combined carrying and fair values of our reporting units in relation to the company’s total fair value.
In our evaluation of our indefinite-lived intangible assets, we typically first perform a qualitative assessment to determine whether the fair value of the indefinite-lived intangible assets is more likely than not impaired. If so, we perform a quantitative assessment and an impairment charge is recorded for the excess of the carrying value of the indefinite-lived intangible assets over the fair value. We base our measurement of the fair value of our indefinite-lived intangible assets, which consist of trade name, trademarks, and domain names using the relief-from-royalty method. This method assumes that the trade name and trademarks have value to the extent that their owner is relieved of the obligation to pay royalties for the benefits received from them. As with goodwill, periodically, we may choose to forgo the initial qualitative assessment and perform a quantitative analysis in our annual evaluation of indefinite-lived intangible assets.

Recoverability of intangible assets with definite lives and other long-lived assets
Recoverability of intangible assets with definite lives and other long-lived assets
Intangible assets with definite lives and other long-lived assets are carried at cost and are amortized on a straight-line basis over their estimated useful lives of generally less than seven years. We review the carrying value of long-lived assets or asset groups, including property and equipment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Factors that would necessitate an impairment assessment include a significant adverse change in the extent or manner in which an asset is used, a significant adverse change in legal factors or the business climate that could affect the value of the asset, or a significant decline in the observable market value of an asset, among others. If such facts indicate a potential impairment, we would assess the recoverability of an asset group by determining if the carrying value of the asset group exceeds the sum of the projected undiscounted cash flows expected to result from the use and eventual disposition of the assets over the remaining economic life of the primary asset in the asset group. If the recoverability test indicates that the carrying value of the asset group is not recoverable, we will estimate the fair value of the asset group using appropriate valuation methodologies, which would typically include an estimate of discounted cash flows. Any impairment would be measured as the difference between the asset group’s carrying amount and its estimated fair value.

Income taxes
Income taxes
We record income taxes under the liability method. Deferred tax assets and liabilities reflect our estimation of the future tax consequences of temporary differences between the carrying amounts of assets and liabilities for book and tax purposes. We determine deferred income taxes based on the differences in accounting methods and timing between financial statement and income tax reporting. Accordingly, we determine the deferred tax asset or liability for each temporary difference based on the enacted tax rates expected to be in effect when we realize the underlying items of income and expense. We consider many factors when assessing the likelihood of future realization of our deferred tax assets, including our recent earnings experience by jurisdiction, expectations of future taxable income, and the carryforward periods available to us for tax reporting purposes, as well as other relevant factors. We may establish a valuation allowance to reduce deferred tax assets to the amount we believe is more likely than not to be realized. Due to inherent complexities arising from the nature of our businesses, future changes in income tax law, tax sharing agreements or variances between our actual and anticipated results of operations, we make certain judgments and estimates. Therefore, actual income taxes could materially vary from these estimates.
We account for uncertain tax positions based on a two-step process of evaluating recognition and measurement criteria. The first step assesses whether the tax position is more likely than not to be sustained upon examination by the tax authority, including resolution of any appeals or litigation, based on the technical merits of the position. If the tax position meets the more likely than not criteria, the portion of the tax benefit greater than 50% likely to be realized upon settlement with the tax authority is recognized in the financial statements. Interest and penalties related to uncertain tax positions are classified in the financial statements as a component of income tax expense.
Presentation of taxes in the statements of operations
We present taxes that we collect from advertisers and remit to government authorities on a net basis in our consolidated statements of operations.

Foreign currency translation and transaction gains and losses
Foreign currency translation and transaction gains and losses
The consolidated Financial Statements have been prepared in euros, the reporting currency. Certain of our operations outside of the Eurozone use the local currency as their functional currency. We translate revenue and expense at average exchange rates during the period and assets and liabilities at the exchange rates as of the consolidated balance sheet dates and include such foreign currency translation gains and losses as a component of other comprehensive income. Due to the nature of our operations and our corporate structure, we also have subsidiaries that have significant transactions in foreign currencies other than their functional currency. We record transaction gains and losses in our consolidated statements of operations related to the recurring remeasurement and settlement of such transactions.

Advertising expense
Advertising expense
We incur advertising expense consisting of offline costs, including television and radio advertising, as well as online advertising expense to promote our brands. A significant portion of traffic from users is directed to our websites through our participation in display advertising campaigns on search engines, advertising networks, affiliate websites and social networking sites. We consider traffic acquisition costs to be indirect advertising fees. We expense the production costs associated with advertisements in the period in which the advertisement first takes place. We expense the costs of communicating the advertisement (e.g., television airtime) as incurred each time the advertisement is shown. These costs are included in selling and marketing expense in our consolidated statements of operations.

Share-based compensation
Share-based compensation
Share-based compensation included in our consolidated financial statements relates to certain outstanding trivago employee options replaced with new trivago employee option awards exercisable into trivago Class A shares, in connection with the controlling-interest acquisition of trivago by Expedia in 2013. During 2017, there were additional options granted in connection with the Omnibus Incentive Plan to employees of trivago.
The fair value of share options accounted for as equity settled transactions is measured at the grant date using the Black–Scholes option pricing model. The valuation model incorporates various assumptions including expected volatility of equity, expected term and risk-free interest rates. As we do not have a trading history relatable to the expected term of our awards, the expected share price volatility for our Class A shares was estimated by taking the average historic price volatility for industry peers based on daily price observations over a period commensurate to the expected term. Prior to the IPO, we previously based our expected term assumptions on the terms and conditions of the employee share option agreements, and scheduled exercise windows. Post IPO, we have used the simplified method in determining the term by using the midpoint between the vesting date and the end of the contractual term to estimate the term for all option grants subsequent of the IPO. The simplified method was used as we do not have sufficient relatable historical term data is available. Prior to the IPO, the share price assumption used in the model is based upon a valuation of trivago’s shares as of the grant date utilizing a blended analysis of the present value of future discounted cash flows and a market valuation approach. Post IPO, the share price assumption used in the model is based our publicly traded share price on the date of grant. We amortize the fair value to the extent the awards qualify for equity treatment, over the vesting term on a straight-line basis. The majority of our share options are service-based awards which vest between one and three years and have contractual terms that align with prescribed liquidation windows.
We have performance-based share options which vest upon achievement of certain company-based performance conditions and service conditions. On the date of grant, we determine the fair value of the performance-based award using the Black-Scholes option pricing model. The awards are then assessed to determine the probability of the award vesting. If assessed as probable, we record compensation expense for these awards over the total performance and service period using the accelerated method. At each reporting period, we reassess the probability of achieving the performance targets, which requires judgment, and to the extent actual results or updated estimates differ from our current estimates, the cumulative effect on current and prior periods of those changes will be recorded in the period estimates are revised, or the change in estimate will be applied prospectively depending on whether the change affects the estimate of total compensation cost to be recognized. The ultimate number of shares issued and the related compensation expense recognized will be based on a comparison of the final performance metrics to the specified targets.
We classify certain employee option awards as liabilities when we deem it not probable that the employees holding the awards will bear the risk and rewards of stock ownership for a reasonable period of time. We remeasure these instruments at fair value at the end of each reporting period using a Black-Scholes option pricing model which relies upon an estimate of the fair value of trivago’s shares as of the reporting date which is determined using a blended approach as discussed above. Upon settlement of these awards, our total share-based compensation expense recorded from grant date to settlement date will equal the settlement amount.
We recognize the effect of forfeitures in the period that the award was forfeited.

Fair value recognition, measurement and disclosure
Fair value recognition, measurement and disclosure
The carrying amounts of cash and restricted cash reported on our consolidated balance sheets approximate fair value as we maintain them with various high-quality financial institutions. The accounts receivable are short-term in nature and their carrying value generally approximates fair value.
We disclose the fair value of our financial instruments based on the fair value hierarchy using the following three categories:
Level 1 - Valuations based on quoted prices for identical assets and liabilities in active markets.
Level 2 - Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3 - Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

Certain risks and concentration of credit risk
Certain risks and concentration of credit risk
Our business is subject to certain risks and concentrations including dependence on relationships with advertisers, dependence on third-party technology providers, and exposure to risks associated with online commerce security. Our concentration of credit risk relates to depositors holding the Company's cash and customers with significant accounts receivable balances.
Our customer base includes primarily online travel agencies and hoteliers. We perform ongoing credit evaluations of our customers and maintain allowances for potential credit losses. We generally do not require collateral or other security from our customers.

Contingent liabilities
Contingent liabilities
From time to time, we may be involved in various claims and legal proceedings relating to claims arising out of our operations, as discussed further in Note 16 - Commitments and contingencies. Periodically, and at year end, we review the status of all significant outstanding matters to assess the potential financial exposure. When (i) it is probable that an asset has been impaired or a liability has been incurred and (ii) the amount of the loss can be reasonably estimated, we record the estimated loss in our consolidated statements of operations. We provide disclosure in the notes to the consolidated financial statements for loss contingencies that do not meet both of these conditions if there is a reasonable possibility that a loss may have been incurred that would be material to the financial statements. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable. We base accruals made on the best information available at the time, which can be highly subjective. The final outcome of these matters could vary significantly from the amounts included in the accompanying consolidated financial statements. See Note 16 - Commitments and contingencies.

Adoption of new accounting pronouncements and Recent accounting policies not yet adopted
Adoption of new accounting pronouncements
In March 2016, the FASB issued new guidance related to accounting for share-based payments. The updated guidance changes how companies account for certain aspects of share-based payments awards to employees, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. The guidance is effective for annual and interim reporting periods beginning after December 15, 2016. The adoption of this new guidance on January 1, 2017 did not have a material impact to our consolidated financial statements.
In January 2017, the FASB issued ASU 2017-04, which simplifies the test for goodwill impairment where step 2 of the formal goodwill test is eliminated. We have adopted this new guidance for goodwill impairment assessments performed from October 1, 2017 . The adoption of this new guidance did not have a material impact to our consolidated financial statements.
Recent accounting policies not yet adopted
In May 2014, the FASB issued Accounting Standards Update ("ASU") 2014-09 amending revenue recognition guidance and requiring more detailed disclosures to enable users of financial statements to understand the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. In August 2015, the FASB issued ASU 2015-14 deferring the effective date of the revenue standard so it would be effective for annual and interim reporting periods beginning after December 15, 2017. In addition, the FASB has also issued several amendments to the standard, which clarify certain aspects of the guidance.
The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (full retrospective), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (modified retrospective). We will adopt this new guidance in the first quarter of 2018 and apply the modified retrospective method. We have determined the new guidance will not change the timing or amount of revenue to be recognized. We do expect impacts from the new revenue guidance on the presentation of our financial statements, as deferred revenue is going to be presented as contract liability in the future. We have completed our overall assessment and we have identified and implemented changes to our accounting policies and practices, business processes, and controls to support the new revenue recognition standard. We are continuing our assessment of potential changes to our disclosures under the new guidance.
In January 2016, the FASB issued ASU 2016-01 that provides new guidance related to accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. The new standard is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. We will adopt this new guidance on January 1, 2018. A material impact on the financial statements is currently not expected.
In February 2016 and January 2018, the FASB issued ASU 2016-02 and ASU 2018-01 that provide new guidance related to accounting and reporting guidelines for leasing arrangements. The new guidance requires entities that lease assets to recognize assets and liabilities on the balance sheet related to the rights and obligations created by those leases regardless of whether they are classified as finance or operating leases. Consistent with current guidance, the recognition, measurement, and presentation of expenses and cash flows arising from a lease primarily will depend on its classification as a finance or operating lease. The guidance also requires new disclosures to help financial statement users better understand the amount, timing and uncertainty of cash flows arising from leases. This guidance is effective for annual and interim reporting periods beginning after December 15, 2018. Early adoption is permitted and should be applied using a modified retrospective approach. We are in the process of evaluating the impact of adopting this new guidance on our consolidated financial statements.
In August and November 2016, the FASB issued ASU 2016-15 and ASU 2016-18, that include new guidance related to the statement of cash flows, which clarifies how companies present and classify certain cash receipts and cash payments as well as amends current guidance to address the classification and presentation of changes in restricted cash in the statement of cash flows. The new guidance is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017 with early adoption permitted. We will adopt this new guidance on January 1, 2018 retrospectively and currently anticipate the most significant impact to be inclusion of those amounts deemed to be restricted cash and restricted cash equivalents in our cash and cash-equivalent balances in the consolidated statement of cash flows.
In October 2016, the FASB issued ASU 2016-16 amending the accounting for income taxes associated with intra-entity transfers of assets other than inventory. This accounting update is intended to reduce diversity in practice and the complexity of tax accounting, particularly for those transfers involving intellectual property. This new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. The new standard is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. We will adopt this new guidance on January 1, 2018. A material impact on the financial statements is currently not expected.
In January 2017, the FASB issued ASU 2017-01, that clarifies the definition of a business for determining whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The new standard is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. We will adopt this new guidance on January 1, 2018. The standard must be applied prospectively. Upon adoption, the standard will impact how we assess acquisitions (or disposals) of assets or businesses.
In January 2017, the FASB issued ASU 2017-03, for various topics regarding disclosures of impacts that recently issued Accounting Standards will have on the Financial Statements when they are adopted in a future period. When adopting the guidance of any of these topics we will also evaluate the impact of this guidance.
In May 2017, the FASB issued ASU 2017-09, about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. The new standard is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2017. This guidance will be taken into account in considering modification accounting when terms or conditions of share-based payment awards are present.